Quarterly Holdings Report
for

Fidelity Advisor® Stock Selector Mid Cap Fund

February 29, 2020

MC-QTLY-0420
1.797928.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.3%
GCI Liberty, Inc. (a)	73,424	$5,074
Entertainment - 0.9%
Cinemark Holdings, Inc.	661,800	17,180
Interactive Media & Services - 0.1%
TripAdvisor, Inc.	98,100	2,300
Media - 1.4%
Discovery Communications, Inc. Class A (a)(b)	138,180	3,551
Interpublic Group of Companies, Inc.	213,051	4,551
Liberty Broadband Corp. Class A (a)	54,087	6,689
Liberty Media Corp. Liberty SiriusXM Series A (a)	150,900	6,741
Omnicom Group, Inc.	51,782	3,587
Sinclair Broadcast Group, Inc. Class A	35,200	817
		25,936

TOTAL COMMUNICATION SERVICES		50,490

CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.8%
BorgWarner, Inc.	413,600	13,070
Gentex Corp.	258,100	6,891
Lear Corp.	128,300	14,267
		34,228
Distributors - 1.3%
LKQ Corp. (a)	849,300	25,122
Diversified Consumer Services - 1.6%
Grand Canyon Education, Inc. (a)	116,700	9,415
H&R Block, Inc.	981,900	20,296
		29,711
Household Durables - 2.1%
Mohawk Industries, Inc. (a)	45,400	5,500
NVR, Inc. (a)	4,600	16,869
Whirlpool Corp.	133,900	17,120
		39,489
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	206,900	17,179
Specialty Retail - 2.1%
AutoNation, Inc. (a)	243,600	10,409
AutoZone, Inc. (a)	14,500	14,971
Sally Beauty Holdings, Inc. (a)	333,487	4,149
Williams-Sonoma, Inc. (b)	161,800	10,095
		39,624
Textiles, Apparel & Luxury Goods - 3.4%
PVH Corp.	345,800	25,627
Ralph Lauren Corp.	221,000	23,318
Tapestry, Inc.	715,200	16,771
		65,716

TOTAL CONSUMER DISCRETIONARY		251,069

CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Coca-Cola European Partners PLC	58,300	2,971
Food & Staples Retailing - 0.3%
U.S. Foods Holding Corp. (a)	158,700	5,339
Food Products - 1.1%
Conagra Brands, Inc.	225,327	6,014
Ingredion, Inc.	137,600	11,462
Nomad Foods Ltd. (a)	237,500	4,384
		21,860
Household Products - 1.0%
Church & Dwight Co., Inc.	57,000	3,963
Energizer Holdings, Inc.	245,600	10,558
Spectrum Brands Holdings, Inc.	66,007	3,557
		18,078
Tobacco - 0.2%
Universal Corp.	85,500	4,219

TOTAL CONSUMER STAPLES		52,467

ENERGY - 1.5%
Energy Equipment & Services - 0.2%
Dril-Quip, Inc. (a)	64,100	2,283
Nabors Industries Ltd.	1,059,400	1,865
		4,148
Oil, Gas & Consumable Fuels - 1.3%
Cimarex Energy Co.	91,200	3,014
EQT Corp.	544,000	3,193
HollyFrontier Corp. (b)	73,400	2,472
PBF Energy, Inc. Class A	223,300	5,000
PDC Energy, Inc. (a)	116,200	2,211
WPX Energy, Inc. (a)	956,000	8,919
		24,809

TOTAL ENERGY		28,957

FINANCIALS - 15.6%
Banks - 6.2%
First Horizon National Corp.	2,536,800	33,816
Huntington Bancshares, Inc.	2,028,306	24,887
Live Oak Bancshares, Inc. (b)	186,000	2,859
PacWest Bancorp	444,300	14,058
Piraeus Bank SA (a)	1,283,500	2,892
Popular, Inc.	180,800	8,675
Signature Bank	160,200	20,041
Wintrust Financial Corp.	180,500	9,641
		116,869
Capital Markets - 4.3%
AllianceBernstein Holding LP	320,450	9,745
Avanza Bank Holding AB	488,803	4,867
E*TRADE Financial Corp.	169,500	7,760
Invesco Ltd.	701,000	10,094
Lazard Ltd. Class A	468,800	16,792
Morningstar, Inc.	62,300	9,152
SEI Investments Co.	256,600	14,039
Virtu Financial, Inc. Class A (b)	528,870	9,948
		82,397
Consumer Finance - 3.2%
First Cash Financial Services, Inc.	158,500	12,192
OneMain Holdings, Inc.	808,614	29,717
SLM Corp.	1,895,362	19,655
		61,564
Diversified Financial Services - 0.4%
ECN Capital Corp.	1,904,100	7,788
Insurance - 1.2%
Argo Group International Holdings, Ltd.	81,760	4,600
Old Republic International Corp.	627,700	12,378
Talanx AG	134,800	6,021
		22,999
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	143,300	6,254

TOTAL FINANCIALS		297,871

HEALTH CARE - 10.2%
Biotechnology - 0.9%
Neurocrine Biosciences, Inc. (a)	90,000	8,523
Sarepta Therapeutics, Inc. (a)	70,000	8,013
		16,536
Health Care Equipment & Supplies - 5.2%
Hologic, Inc. (a)	230,000	10,838
Insulet Corp. (a)	78,000	14,818
Masimo Corp. (a)	140,000	22,866
Nanosonics Ltd. (a)	2,800,000	12,221
Nevro Corp. (a)	70,000	9,111
Penumbra, Inc. (a)	119,712	19,855
Varian Medical Systems, Inc. (a)	72,000	8,854
		98,563
Health Care Providers & Services - 3.0%
Centene Corp. (a)	240,000	12,725
HealthEquity, Inc. (a)	196,000	13,914
LHC Group, Inc. (a)	70,000	8,502
Molina Healthcare, Inc. (a)	180,000	22,059
		57,200
Life Sciences Tools & Services - 0.6%
Avantor, Inc.	211,282	3,328
Bruker Corp.	195,800	8,529
		11,857
Pharmaceuticals - 0.5%
Nektar Therapeutics (a)	440,000	9,156

TOTAL HEALTH CARE		193,312

INDUSTRIALS - 15.3%
Airlines - 1.5%
American Airlines Group, Inc.	631,091	12,022
JetBlue Airways Corp. (a)(b)	1,078,000	17,011
		29,033
Building Products - 1.0%
Jeld-Wen Holding, Inc. (a)	1,040,109	19,554
Construction & Engineering - 4.1%
AECOM (a)	901,937	40,531
Arcadis NV	691,484	15,703
Fluor Corp.	162,700	1,516
Granite Construction, Inc. (b)	997,280	20,265
		78,015
Electrical Equipment - 1.3%
Sensata Technologies, Inc. PLC (a)	612,220	24,979
Machinery - 1.2%
Allison Transmission Holdings, Inc.	561,663	22,804
Marine - 0.7%
A.P. Moller - Maersk A/S Series B	12,685	12,801
Professional Services - 1.5%
Nielsen Holdings PLC	1,573,499	28,653
Road & Rail - 1.6%
Knight-Swift Transportation Holdings, Inc. Class A (b)	574,200	18,340
Ryder System, Inc.	311,500	11,849
		30,189
Trading Companies & Distributors - 2.4%
HD Supply Holdings, Inc. (a)	649,649	24,700
MRC Global, Inc. (a)	2,401,911	20,897
		45,597

TOTAL INDUSTRIALS		291,625

INFORMATION TECHNOLOGY - 15.7%
Electronic Equipment & Components - 4.3%
Avnet, Inc.	319,800	9,811
Belden, Inc.	151,200	6,037
Cognex Corp.	384,200	17,112
Coherent, Inc. (a)	19,000	2,445
Corning, Inc.	375,700	8,964
Jabil, Inc.	113,500	3,638
Trimble, Inc. (a)	523,400	20,664
TTM Technologies, Inc. (a)	466,200	6,056
Vishay Intertechnology, Inc. (b)	382,900	7,160
		81,887
IT Services - 3.8%
Akamai Technologies, Inc. (a)	71,700	6,203
Alliance Data Systems Corp.	31,000	2,662
Capgemini SA	124,500	13,797
ExlService Holdings, Inc. (a)	73,200	5,464
Gartner, Inc. (a)	71,100	9,200
GoDaddy, Inc. (a)	146,800	10,273
GreenSky, Inc. Class A (a)(b)	226,200	1,805
Liveramp Holdings, Inc. (a)	229,800	8,144
Twilio, Inc. Class A (a)(b)	77,700	8,752
WEX, Inc. (a)	31,900	5,973
		72,273
Semiconductors & Semiconductor Equipment - 1.2%
Cirrus Logic, Inc. (a)	57,000	3,912
Microchip Technology, Inc. (b)	64,600	5,860
ON Semiconductor Corp. (a)	455,100	8,492
Skyworks Solutions, Inc.	50,200	5,029
		23,293
Software - 6.1%
Blackbaud, Inc.	157,000	10,645
Box, Inc. Class A (a)	472,000	7,906
Ceridian HCM Holding, Inc. (a)	52,900	3,742
Check Point Software Technologies Ltd. (a)	62,600	6,498
Citrix Systems, Inc.	40,400	4,177
Constellation Software, Inc.	7,700	7,844
Elastic NV (a)	122,000	9,011
HubSpot, Inc. (a)	48,500	8,703
LogMeIn, Inc.	97,600	8,319
Micro Focus International PLC	594,393	5,661
Nortonlifelock, Inc.	347,600	6,615
Parametric Technology Corp. (a)	226,700	17,127
Pluralsight, Inc. (a)	523,000	9,325
RealPage, Inc. (a)	162,900	10,442
		116,015
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp.	87,100	4,839

TOTAL INFORMATION TECHNOLOGY		298,307

MATERIALS - 5.8%
Chemicals - 2.0%
Ashland Global Holdings, Inc.	197,200	14,108
Axalta Coating Systems Ltd. (a)	372,500	9,283
Olin Corp.	459,300	7,436
The Chemours Co. LLC	422,700	6,281
		37,108
Construction Materials - 0.6%
Eagle Materials, Inc.	142,500	11,248
Containers & Packaging - 1.6%
Aptargroup, Inc.	172,100	17,394
Sonoco Products Co.	264,800	12,766
		30,160
Metals & Mining - 1.2%
Steel Dynamics, Inc.	530,500	14,127
Wheaton Precious Metals Corp. (b)	328,000	9,348
		23,475
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	284,000	8,080

TOTAL MATERIALS		110,071

REAL ESTATE - 11.3%
Equity Real Estate Investment Trusts (REITs) - 10.4%
Acadia Realty Trust (SBI)	572,195	13,069
Alexandria Real Estate Equities, Inc.	133,687	20,304
CareTrust (REIT), Inc.	722,357	15,076
CoreSite Realty Corp.	120,666	12,517
CubeSmart	210,372	6,368
Duke Realty Corp.	493,774	16,033
Equity Lifestyle Properties, Inc.	177,596	12,135
Four Corners Property Trust, Inc.	803,872	23,063
Front Yard Residential Corp. Class B	587,644	7,451
Healthcare Realty Trust, Inc.	629,854	21,604
Highwoods Properties, Inc. (SBI)	403,000	18,087
Outfront Media, Inc.	232,100	6,114
Potlatch Corp.	195,228	7,173
RLJ Lodging Trust	836,772	11,054
UDR, Inc.	203,063	9,134
		199,182
Real Estate Management & Development - 0.9%
Cushman & Wakefield PLC (a)	565,511	10,287
The RMR Group, Inc.	171,256	6,381
		16,668

TOTAL REAL ESTATE		215,850

UTILITIES - 4.5%
Electric Utilities - 1.1%
Allete, Inc.	25,400	1,752
Entergy Corp.	56,400	6,594
OGE Energy Corp.	164,800	6,279
PNM Resources, Inc.	154,800	7,288
		21,913
Gas Utilities - 1.4%
Atmos Energy Corp.	136,900	14,135
National Fuel Gas Co.	84,100	3,079
New Jersey Resources Corp.	56,013	1,978
Southwest Gas Holdings, Inc.	91,300	5,905
UGI Corp.	47,783	1,722
		26,819
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class C	202,100	4,252
Multi-Utilities - 0.9%
Black Hills Corp.	73,500	5,307
MDU Resources Group, Inc.	334,939	9,288
NiSource, Inc.	96,300	2,602
		17,197
Water Utilities - 0.9%
Aqua America, Inc.	377,415	16,233

TOTAL UTILITIES		86,414

TOTAL COMMON STOCKS
(Cost $1,879,825)		1,876,433

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Banco BMG SA (c)
(Cost $6,408)	2,783,000	3,890
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.55% 3/12/20 to 5/21/20 (d)
(Cost $709)	710	709
	Shares	Value (000s)

Money Market Funds - 5.8%
Fidelity Cash Central Fund 1.60% (e)	29,330,073	$29,336
Fidelity Securities Lending Cash Central Fund 1.60% (e)(f)	80,900,537	80,909
TOTAL MONEY MARKET FUNDS
(Cost $110,241)		110,245
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $1,997,183)		1,991,277
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(87,062)
NET ASSETS - 100%		$1,904,215

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	March 2020	$1,812	$(286)	$(286)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,890,000 or 0.2% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $425,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$212
Fidelity Securities Lending Cash Central Fund	25
Total	$237

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.